DEBT - Narrative (Details)							12 Months Ended
	Dec. 31, 2019 EUR (€) extension_option	Jul. 31, 2019 EUR (€)	Jul. 16, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Nov. 16, 2017 EUR (€)	Mar. 16, 2016 EUR (€)	Dec. 31, 2019 EUR (€) extension_option	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) extension_option	Dec. 31, 2018 EUR (€)	Nov. 30, 2015 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt	€ 2,089,737,000			€ 1,990,702,000			€ 2,089,737,000				€ 1,927,167,000
Right-of-use assets							12,760,000
Lease liabilities				63,535,000
1.5% Coupon Notes Due March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)						1.50%
Principal amount of borrowings						€ 500,000,000
Borrowings, issue price (percent)						98.977%
Proceeds from bonds						€ 490,729,000
Voluntary prepayments made			€ 115,395,000
Debt	385,776,000						385,776,000				500,197,000
Accrued interest	4,567,000						4,567,000				5,938,000
Bank loan
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings												€ 500,000,000
2.25% Coupon Notes Due January 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)					0.25%
Principal amount of borrowings					€ 700,000,000
Borrowings, issue price (percent)					99.557%
Proceeds from bonds					€ 694,172,000
Voluntary prepayments made			€ 200,000,000
Debt	499,824,000						499,824,000				697,912,000
Accrued interest	1,199,000						1,199,000				1,678,000
2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		1.12%
Principal amount of borrowings		€ 150,000,000
Debt	149,891,000						149,891,000
Accrued interest	700,000						700,000
2029 Notes and 2031 Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds		€ 298,316,000
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		1.27%
Principal amount of borrowings		€ 150,000,000
Debt	149,979,000						149,979,000
Accrued interest	794,000						794,000
U.S Dollar Denominated Credit Facility Entered in on November 17, 2015
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings | $										$ 50,000,000
Other borrowings from banks	31,211,000						31,211,000			$ 35,000,000	30,694,000
Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks	1,735,000						1,735,000				5,290,000
The Facility
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings											500,000,000
Unsecured Committed Revolving Credit Facility Entered Into December 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings	€ 350,000,000						€ 350,000,000
Borrowings maturity							5 years	5 years
Number of term extension options | extension_option	2						2			2
Term of extension period	1 year
LIBOR | Bottom of range | Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.65%						0.65%			0.65%
LIBOR | Top of range | Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.75%						0.75%			0.75%
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit	€ 27,524,000						€ 27,524,000				€ 26,497,000
Pledged retail financial receivables | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $										$ 600,000,000
Proceeds sale of financial receivables | $								$ 547,000,000	$ 424,000,000
Pledged retail financial receivables | LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.65%						0.65%			0.65%
Pledged leasing financial receivables | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $										$ 250,000,000
Proceeds sale of financial receivables | $								238,000,000	223,000,000
Pledged leasing financial receivables | LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.65%						0.65%			0.65%
Pledged credit lines | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $										$ 135,000,000
Proceeds sale of financial receivables | $								$ 101,000,000	$ 134,000,000
Pledged credit lines | LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.15%						1.15%			1.15%
Impact of IFRS 16 adoption
Disclosure of detailed information about borrowings [line items]
Debt				63,535,000
Right-of-use assets				63,535,000
Lease liabilities				€ 63,535,000